Segment Information Segment Information - Selected Information for Cruise and Tour and Other Segments (Details 1) $ in Millions		12 Months Ended
		Nov. 30, 2015 USD ($) ship CruiseShip Segment	Nov. 30, 2014 USD ($) ship		Nov. 30, 2013 USD ($)
Segment Reporting Information [Line Items]
Reportable cruise segments | Segment		3
Number of Reportable Cruise Brand Operating Segments | Segment		2
Number of Cruise Ships | CruiseShip		99
Operating costs and expenses		$ 9,447	$ 10,421		$ 10,645
Depreciation and amortization		1,626	1,637		1,590
Operating income		2,574	1,772		1,329
Total assets		$ 39,237	$ 39,448		40,042
Tour and Other
Segment Reporting Information [Line Items]
Number of Cruise Ships | ship		3	1
Operating costs and expenses	[1]	$ 155	$ 160		143
Depreciation and amortization	[1]	44	35		36
Operating income	[1]	18	12		22
Total assets	[1],[2]	493	516		514
North America Cruise Brands
Segment Reporting Information [Line Items]
Operating costs and expenses	[1]	5,925	6,436	[3]	6,460	[3]
Depreciation and amortization	[1]	994	961	[3]	929	[3]
Operating income	[1]	1,807	1,041	[3]	933	[3]
Total assets	[1]	22,420	22,681	[3]	22,386	[3]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Operating costs and expenses		3,442	3,914		4,137
Depreciation and amortization		561	616		599
Operating income		938	893		471	[4]
Total assets		$ 14,076	15,228		16,126
Impairment charges					13
As Previously Reported | North America Cruise Brands
Segment Reporting Information [Line Items]
Operating costs and expenses			6,418		6,439
Depreciation and amortization			959		927
Operating income			1,061		956
Total assets			22,765		22,448
Adjustment | North America Cruise Brands
Segment Reporting Information [Line Items]
Operating costs and expenses			18		21
Depreciation and amortization			2		2
Operating income			(20)		(23)
Total assets			$ (84)		$ (62)

[1]	A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”
[2]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.
[3]	.
[4]	Includes $13 million in 2013 of impairment charges related to Ibero’s trademarks.